Convertible debenture	9 Months Ended
Sep. 30, 2025
Convertible debenture
Convertible debenture

10. Convertible debenture

On April 28, 2021, the Company issued a $12.5 million CAD convertible debenture (the “Convertible Debenture”) due April 28, 2024 with interest payable at 8% per annum secured by the Company’s interest in the Galena Complex and by shares of one of the Company’s Mexican subsidiaries.

The Company amended the Convertible Debenture multiple times increasing the principal balance to total outstanding principal, net of retractions, of $16.8 million CAD or $11.7 million USD as at December 31, 2024, retractable at the holder’s option at a cumulative $1.75 million CAD per month, and convertible at the holder’s option at a conversion price of $1.30 CAD.

The Convertible Debenture was fully converted by the holders as of January 31, 2025 at the conversion price of $1.30 CAD resulting in the issuance of 12,923,076 of the Company’s common shares.

The Company recognized a gain of $0.7 million for the nine-month period ended September 30, 2025 (2024: loss of $0.6 million) as a result of the change in the estimated fair value of the Convertible Debenture’s combined redemption option and retraction option.